Segment Information - Summary of Investments (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of summarized investment per segment [line items]
Total investments on balance sheet	€ 293,716	€ 266,382
Off-balance sheet investments third parties	603,380	559,375
Total revenue-generating investments	897,096	825,757
Investments in real estate	514	488	€ 502
Financial assets measured at FVOCI	11	113	58
Investments in joint ventures	1,503	1,430	1,430
Investments in associates	3,122	2,906	€ 165
Financial assets measured at amortized cost	10,645	10,227
Other assets	29,049	30,863
Total assets	327,390	301,581
Backing insurance contracts without direct participation [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI	46,757	44,412
Financial assets measured at FVPL	8,616	10,967
Backing investment contracts without direct participation [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI		5,854
Financial assets measured at FVPL		405
Non-insurance related assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI	7,959	98
Financial assets measured at FVPL	78,371	38,458
Backing direct participation insurance contracts [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	117,167	107,714
Backing direct participation investment contracts [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	23,687	47,759
Shares [member]
Disclosure of summarized investment per segment [line items]
Investments	15,515	16,491
Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments	60,890	55,811
Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments	192,775	167,411
Loans [member]
Disclosure of summarized investment per segment [line items]
Investments	12,743	12,446
Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments	11,278	13,735
Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments	514	488
Americas [member]
Disclosure of summarized investment per segment [line items]
Total investments on balance sheet	173,726	161,715
Off-balance sheet investments third parties	228,398	225,090
Total revenue-generating investments	402,124	386,806
Investments in real estate	40	38
Financial assets measured at amortized cost	10,597	10,156
Other assets	24,234	24,700
Total assets	197,960	186,415
Americas [member] | Backing insurance contracts without direct participation [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI	45,424	42,973
Financial assets measured at FVPL	7,457	9,696
Americas [member] | Backing investment contracts without direct participation [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI		5,854
Financial assets measured at FVPL		386
Americas [member] | Non-insurance related assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI	7,906	0
Financial assets measured at FVPL	29,068	92
Americas [member] | Backing direct participation insurance contracts [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	73,233	67,532
Americas [member] | Backing direct participation investment contracts [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL		24,988
Americas [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments	256	267
Americas [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments	52,572	47,547
Americas [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments	101,401	92,520
Americas [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments	10,679	10,156
Americas [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments	8,778	11,187
Americas [member] | Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments	40	38
United Kingdom [member]
Disclosure of summarized investment per segment [line items]
Total investments on balance sheet	118,218	102,795
Off-balance sheet investments third parties	149,282	135,270
Total revenue-generating investments	267,500	238,064
Investments in real estate	457	433
Other assets	1,836	2,470
Total assets	120,054	105,265
United Kingdom [member] | Backing insurance contracts without direct participation [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	1,140	1,243
United Kingdom [member] | Non-insurance related assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	49,222	38,339
United Kingdom [member] | Backing direct participation insurance contracts [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	43,712	40,008
United Kingdom [member] | Backing direct participation investment contracts [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	23,687	22,771
United Kingdom [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments	15,196	16,192
United Kingdom [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments	6,952	6,916
United Kingdom [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments	91,172	74,719
United Kingdom [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments	2,051	2,269
United Kingdom [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments	2,389	2,266
United Kingdom [member] | Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments	457	433
International [Member]
Disclosure of summarized investment per segment [line items]
Total investments on balance sheet	1,599	1,678
Off-balance sheet investments third parties	4,507	3,711
Total revenue-generating investments	6,106	5,389
Investments in real estate	17	17
Investments in joint ventures	1,020	1,034
Investments in associates		5
Financial assets measured at amortized cost	1	1
Other assets	5,459	5,948
Total assets	8,078	8,664
International [Member] | Backing insurance contracts without direct participation [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI	1,332	1,439
Financial assets measured at FVPL	19	27
International [Member] | Backing investment contracts without direct participation [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL		19
International [Member] | Non-insurance related assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI	7	1
International [Member] | Backing direct participation insurance contracts [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	222	173
International [Member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments	54	23
International [Member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments	1,279	1,295
International [Member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments	202	173
International [Member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments	2	3
International [Member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments	45	166
International [Member] | Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments	17	17
Asset management [member]
Disclosure of summarized investment per segment [line items]
Total investments on balance sheet	162	176
Off-balance sheet investments third parties	221,192	195,304
Total revenue-generating investments	221,354	195,480
Investments in joint ventures	483	397
Investments in associates	289	279
Financial assets measured at amortized cost	36	52
Other assets	600	606
Total assets	1,534	1,457
Asset management [member] | Non-insurance related assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI	46	97
Financial assets measured at FVPL	80	27
Asset management [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments	9	9
Asset management [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments	88	52
Asset management [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments	66	115
Holding and other activities [member]
Disclosure of summarized investment per segment [line items]
Total investments on balance sheet	11	18
Total revenue-generating investments	11	18
Investments in associates	2,833	2,622
Financial assets measured at amortized cost	11	18
Other assets	10,167	10,575
Total assets	13,011	13,215
Holding and other activities [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments	11	18
Eliminations [member]
Disclosure of summarized investment per segment [line items]
Other assets	(13,247)	(13,436)
Total assets	€ (13,247)	€ (13,436)